Other reserves (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of reserves within equity [abstract]
Summary of information about other reserves

	2025	2024	2023
	US$m	US$m	US$m
Other reserves
Employee benefits reserve	287	281	290
Foreign currency translation reserve	795	795	795
Hedging reserve	188	1	88
Distributable profits reserve[1]	5,557	3,069	4,118
Other reserves	(72)	(38)	(30)
Non-controlling interest reserve	(373)	—	—
	6,382	4,108	5,261
1.For the year ended 31 December 2025, the Group transferred $4,500 million of retained earnings to the distributable profits reserve. The increase was offset by the 2024 final and 2025 interim dividend payments of $2,012 million.